Convertible Promissory Notes - Schedule of Convertible Promissory Notes (Details) - USD ($)		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Schedule of Convertible Promissory Notes [Abstract]
Face value of convertible promissory note issued in November 2023	[1]	$ 15,000,000		$ 15,000,000
Face value of convertible promissory note issued in July 2024	[2]	350,000		350,000
Derivatives embedded in the convertible promissory note issued		(1,879,279)		(1,879,279)
Liability component on initial recognition		13,470,721		13,470,721
Exchange of convertible note for reduction of equipment deposits		(15,000,000)
Gain on exchange of convertible note for reduction of equipment deposit		(583,484)
Fair value change of convertible note on exchange of convertible note for reduction of equipment deposit		706,666
Interest accrued		1,661,937		929,900
Carrying value as at end of year		255,840		14,400,621
Current		255,840	[1]	14,314,083	[1]	$ 2,399,746
Non- Current	[2]			$ 86,538

[1]	In November 2023, the Company issued a US$15 million convertible promissory note (“2311 Note”). The 2311 Note is redeemable in two years and bears no interest. The holder of the 2311 Note has the right to convert the principal amount to shares in the Company at a fixed conversion price of US$1.42 per share, subject to adjustment, over the term of the Note. The holder of the 2311 Note cannot convert the shares in the Company if such conversion would take the noteholder over 19.99% shareholding in the Company. In September 2025, the Company redeemed this 2311 Note by assigning the equipment deposit of equal value to the holder of 2311 Note.
[2]	In July 2024, the Company issued a US$350,000 convertible promissory note (“2407 Note”). The 2407 Note is redeemable in two years and has an interest rate of 6% per annum. The holder of the 2407 Note has the right to convert the principal amount to shares in the Company at a fixed conversion price of US$1.25 per share, subject to adjustment, over the term of the Note. The holder of the 2407 Note cannot convert the shares in the Company if such conversion would take the noteholder over 19.99% shareholding in the Company. At the date of this report, there was no conversion of the 2407 Note.